Condensed Financial Information of the Parent Company Only	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company Only	Condensed Financial Information of the Parent Company Only
Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:
Condensed Balance Sheets

	December 31,
(in thousands)	2021	2020
Assets
Cash and due from bank subsidiaries	$1,805	$2,013
Investment in bank-issued trust preferred securities	1,288	1,229
Investment in subsidiaries	197,243	183,020
Deferred tax asset	589	1,496
Other assets	1,238	1,076
Total assets	$202,163	$188,834

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	3,721	8,759
Stockholders’ equity	148,956	130,589
Total liabilities and stockholders’ equity	$202,163	$188,834
Condensed Statements of Income

	For the Years Ended December 31,
(in thousands)	2021	2020	2019
Income
Interest and dividends received from subsidiaries	$8,512	$4,946	$8,071
Total income	8,512	4,946	8,071
Expenses
Interest on subordinated notes	1,227	1,527	2,376
Other	2,796	2,692	2,461
Total expenses	4,023	4,219	4,837
Income before income tax benefit and equity in undistributed income of subsidiaries	4,489	727	3,234
Income tax benefit	837	876	1,001
Equity in undistributed income of subsidiaries	17,191	12,690	11,879
Net income	$22,517	$14,293	$16,114
Condensed Statements of Cash Flows

	For the Years Ended December 31,
(in thousands)	2021	2020	2019
Cash flows from operating activities:
Net income	$22,517	$14,293	$16,114
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(17,191)	(12,690)	(11,879)
Decrease (increase) in deferred tax asset	907	432	(319)
Other, net	(607)	1,031	10
Net cash provided by operating activities	$5,626	$3,066	$3,926
Cash flows from investing activities:
(Increase) decrease in investment in subsidiaries, net	$(70)	$307	$—
Net cash (used in ) provided by investing activities	$(70)	$307	$—
Cash flows from financing activities:
Cash dividends paid - common stock	$(3,616)	$(3,030)	$(2,684)
Purchase of treasury stock	(2,148)	(906)	—
Net cash used in financing activities	$(5,764)	$(3,936)	$(2,684)
Net (decrease) increase in cash and due from banks	(208)	(563)	1,242
Cash and due from banks at beginning of year	2,013	2,576	1,334
Cash and due from banks at end of year	$1,805	$2,013	$2,576